Finance lease receivables - Lease and interest income (Details) - Finance lease contracts - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Sales and leaseback arrangements
Contract value	$ 49,258	$ 9,216
Sales leaseback contract value	$ 18,621	$ 23,284